Description of Organization and Summary of Significant Accounting Policies (Tables) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
Dec. 31, 2023
Schedule of concentration risk of major vendors and customers

Major vendors are defined as those vendors having expenditures made by the Company which exceed 10% of the Company’s total cost of revenues. Concentrations of vendors were as follows for the years ended December 31:

	2023	2022
Vendor A	35%	41%
Vendor B	22%	—
Vendor C	21%	—
Vendor D	—	13%

Major customers are defined as those customers generating revenues for the Company which exceed 10% of the Company’s total recognized revenues. Concentrations of customers were as follows for the years ended December 31:

	2023	2022
Customer A	12%	—

Major concentrations of customers with licensing receivables are defined as those customers with a licensing receivables balances for the Company which exceed 10% of the Company’s outstanding licensing receivables. Concentrations of customers with licensing receivables balance were as follows for the years ended December 31:

	2023	2022
Customer B	100%	—

Schedule of estimated economic useful lives of the assets
Office and computer equipment	3 years
Production equipment	1 year
Leasehold improvements	1 year
Furniture and fixtures	3 years
Warehouse equipment	3–5 years
Computer software	2 years

Schedule of revenue recognized over time or at a point in time

	2023	2022
Point in time revenue	$198,201,716	$73,927,248
Over time revenue	4,235,600	1,589,314
Total revenue	$202,437,316	$75,516,562